UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/14/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 132
Form 13F Information Table Value Total: $ 539,332 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM              90130n103      457 30575.00 SH       SOLE                                   30575.00
ACCENTURE LTD                  COM              g1150g111     9463 298425.00SH       SOLE                                  298425.00
ADVISORY BOARD                 COM              00762w107      679 13455.00 SH       SOLE                                   13455.00
AFLAC INC                      COM              001055102      340  7435.70 SH       SOLE                                    7435.70
AIRGAS INC                     COM              009363102     1387 38351.42 SH       SOLE                                   38351.42
ALLIANT TECHSYSTEMS INC        COM              018804104     1299 16030.00 SH       SOLE                                   16030.00
AMCOL INTL CORP                COM              02341w103      587 23575.00 SH       SOLE                                   23575.00
AMERICAN EXPRESS               COM              025816109    13462 240051.91SH       SOLE                                  240051.91
AMERICAN INTERNATIONAL GROUP I COM              026874107     1723 26006.00 SH       SOLE                                   26006.00
AMERUS GROUP CO                COM              03072m108     1595 23455.00 SH       SOLE                                   23455.00
AMGEN                          COM              031162100    14737 206028.00SH       SOLE                                  206028.00
AMPHENOL CORP NEW-CL A         CL A             032095101     2596 41920.22 SH       SOLE                                   41920.22
ARCHER DANIELS-MIDLAND         COM              039483102    12134 320350.37SH       SOLE                                  320350.37
ASTEC INDS INC COM             COM              046224101      482 19100.00 SH       SOLE                                   19100.00
AVID TECHNOLOGY                COM              05367p100      409 11250.00 SH       SOLE                                   11250.00
BAKER HUGHES INC               COM              057224107      718 10531.00 SH       SOLE                                   10531.00
BJ SERVICES CO                 COM              055482103     1139 37815.74 SH       SOLE                                   37815.74
BROADCOM CORP CL A             cl A             111320107     7880 259725.00SH       SOLE                                  259725.00
CACI INTERNATIONAL INC-CL A    cl A             127190304     1920 34910.00 SH       SOLE                                   34910.00
CAREMARK RX INC                COM              141705103    14701 259425.04SH       SOLE                                  259425.04
CARTER'S                       COM              146229109      415 15750.00 SH       SOLE                                   15750.00
CATERPILLAR INC                COM              149123101    12621 191815.00SH       SOLE                                  191815.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      644 32275.00 SH       SOLE                                   32275.00
CHEVRONTEXACO CORP             COM              166764100      747 11521.59 SH       SOLE                                   11521.59
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     1571  3286.06 SH       SOLE                                    3286.06
CIMAREX ENERGY CO              COM              171798101      748 21275.00 SH       SOLE                                   21275.00
CISCO SYSTEMS INC              COM              17275R102    10803 470130.00SH       SOLE                                  470130.00
CIT GROUP INC                  COM              125581108    13235 272170.74SH       SOLE                                  272170.74
CITRIX SYSTEMS INC             COM              177376100     1478 40825.00 SH       SOLE                                   40825.00
COGNEX CORP                    COM              192422103     1174 46503.29 SH       SOLE                                   46503.29
COGNIZANT TECH SOLUTIONS       COM              192446102     2689 36345.00 SH       SOLE                                   36345.00
COLGATE PALMOLIVE CO.          COM              194162103    12901 207757.84SH       SOLE                                  207757.84
COMCAST CORP NEW CL A          cl A             20030N101    14120 382658.66SH       SOLE                                  382658.66
COMCAST CORP SPECIAL           COM              20030n200     3527 95840.00 SH       SOLE                                   95840.00
COMMUNITY HEALTH SERVICES      COM              203668108     1218 32615.00 SH       SOLE                                   32615.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1329 14791.09 SH       SOLE                                   14791.09
CVS CORP                       COM              126650100    15215 473719.31SH       SOLE                                  473719.31
CYTYC CORP                     COM              232946103     1224 50000.00 SH       SOLE                                   50000.00
DAVITA INC                     COM              23918k108     1353 23390.00 SH       SOLE                                   23390.00
DIGITAS INC                    COM              25388K104      687 71475.00 SH       SOLE                                   71475.00
DONALDSON CO INC               COM              257651109     1348 36532.28 SH       SOLE                                   36532.28
DUN & BRADSTREET CORP          COM              26483E100     2287 30510.00 SH       SOLE                                   30510.00
EMERSON ELECTRIC CO            COM              291011104    13446 160345.68SH       SOLE                                  160345.68
EMULEX CORP NEW                COM              292475209     2117 116545.00SH       SOLE                                  116545.00
ESCO TECHNOLOGIES              COM              296315104      424  9225.00 SH       SOLE                                    9225.00
EURONET WORLDWIDE              COM              298736109      372 15175.00 SH       SOLE                                   15175.00
EXXON MOBIL CORP               COM              30231G102     9917 147799.49SH       SOLE                                  147799.49
FIDELITY BANKSHARES            COM              31604q107      808 20724.00 SH       SOLE                                   20724.00
FIRST CASH FINL SVCS INC       COM              31942D107      533 25900.00 SH       SOLE                                   25900.00
FIRST MARBLEHEAD CORP COM      COM              320771108     1859 26847.32 SH       SOLE                                   26847.32
FISERV INC                     COM              337738108     1347 28605.00 SH       SOLE                                   28605.00
FORWARD AIR CORP               COM              349853101      400 12100.00 SH       SOLE                                   12100.00
GENERAL ELECTRIC CO            COM              369604103    13150 372521.29SH       SOLE                                  372521.29
GEVITY HR INC                  COM              374393106      364 16000.00 SH       SOLE                                   16000.00
GUITAR CENTER INC              COM              402040109     1126 25205.00 SH       SOLE                                   25205.00
HCC INSURANCE HOLDINGS INC     COM              404132102     3285 99915.70 SH       SOLE                                   99915.70
HEALTH MANAGEMENT SYSTEMS INC  COM              40425j101      767 60800.00 SH       SOLE                                   60800.00
HEALTHCARE SVCS GP INC         COM              421906108      718 28550.00 SH       SOLE                                   28550.00
HEALTHWAYS INC COM             COM              422245100      490 11000.00 SH       SOLE                                   11000.00
HENRY SCHEIN INC               COM              806407102     1887 37650.00 SH       SOLE                                   37650.00
HOLLY CORP NEW $0.01 PAR       COM              435758305     1247 28795.00 SH       SOLE                                   28795.00
HOSPIRA INC                    COM              441060100     2223 58100.00 SH       SOLE                                   58100.00
HYDRIL                         COM              448774109     1504 26840.00 SH       SOLE                                   26840.00
IAC INTERACTIVECORP COM NEW    COM              44919P300     1230 42800.00 SH       SOLE                                   42800.00
IBM                            COM              459200101     8473 103413.35SH       SOLE                                  103413.35
ISHARES TR S&P SMLCAP 600      S&P SMLCAP 600   464287804     1572 25650.00 SH       SOLE                                   25650.00
ITT INDUSTRIES INC             COM              450911102    14110 275225.30SH       SOLE                                  275225.30
KINDER MORGAN INC              COM              49455p101      571  5450.77 SH       SOLE                                    5450.77
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    14192 181191.16SH       SOLE                                  181191.16
LAUREATE EDUCATION             COM              518613104    11234 234740.00SH       SOLE                                  234740.00
LAZARD LTD SHS A               Cl A             G54050102     1966 49191.12 SH       SOLE                                   49191.12
LIFECELL                       COM              531927101      623 19350.00 SH       SOLE                                   19350.00
LKQ CORP COM                   COM              501889208     1655 75348.00 SH       SOLE                                   75348.00
LUFKIN INDUSTRIES INC          COM              549764108      354  6700.00 SH       SOLE                                    6700.00
MEDTRONIC INC                  COM              585055106      210  4525.00 SH       SOLE                                    4525.00
METLIFE INSURANCE              COM              59156R108    12889 227405.00SH       SOLE                                  227405.00
MICROCHIP TECHNOLOGY INC       COM              595017104     1192 36793.74 SH       SOLE                                   36793.74
MICROSOFT CORP                 COM              594918104     9617 351661.45SH       SOLE                                  351661.45
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103     3989 28977.03 SH       SOLE                                   28977.03
NEWFIELD EXPLORATION CO.       COM              651290108     1689 43845.00 SH       SOLE                                   43845.00
NUCO2                          COM              629428103      482 17950.00 SH       SOLE                                   17950.00
OCCIDENTAL PETE CORP           COM              674599105     8986 186792.63SH       SOLE                                  186792.63
PEABODY ENERGY CORP COM        COM              704549104     4244 115405.14SH       SOLE                                  115405.14
PEGASYSTEMS INC                COM              705573103     1555 178170.00SH       SOLE                                  178170.00
PEPSICO INC                    COM              713448108    15401 236003.17SH       SOLE                                  236003.17
PHELPS DODGE CORP              COM              717265102     1100 12987.46 SH       SOLE                                   12987.46
POOL CORP                      COM              73278l105     1234 32076.34 SH       SOLE                                   32076.34
PRAXAIR INC                    COM              74005P104    15875 268344.80SH       SOLE                                  268344.80
PROCTER & GAMBLE CO            COM              742718109      767 12377.19 SH       SOLE                                   12377.19
QUAKER CHEMICAL CORP           COM              747316107      444 22875.00 SH       SOLE                                   22875.00
QUEST SOFTWARE INC             COM              74834t103      390 27375.00 SH       SOLE                                   27375.00
REGAL BELOIT CORP COM          COM              758750103      455 10475.00 SH       SOLE                                   10475.00
RESPIRONICS INC                COM              761230101     1342 34775.00 SH       SOLE                                   34775.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      575 16945.96 SH       SOLE                                   16945.96
ROCKWELL COLLINS INC           COM              774341101     2504 45671.19 SH       SOLE                                   45671.19
ROPER INDUSTRIES               COM              776696106     1293 28910.27 SH       SOLE                                   28910.27
SCHLUMBERGER LTD               COM              806857108     8904 143554.43SH       SOLE                                  143554.43
SEAGATE TECH                   COM              g7945j104     1803 78127.84 SH       SOLE                                   78127.84
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      501 22776.57 SH       SOLE                                   22776.57
SEI INVESTMENTS CO COM         COM              784117103     1683 29965.66 SH       SOLE                                   29965.66
SLM                            COM              78442p106    13542 260529.33SH       SOLE                                  260529.33
STAPLES INC                    COM              855030102    14430 593111.89SH       SOLE                                  593111.89
SYMMETRY MED INC COM           COM              871546206      602 39950.00 SH       SOLE                                   39950.00
T ROWE PRICE GROUP INC         COM              74144t108    16892 353030.72SH       SOLE                                  353030.72
TALX CORP COM                  COM              874918105      411 16800.00 SH       SOLE                                   16800.00
TEREX CORP                     COM              880779103      628 13905.00 SH       SOLE                                   13905.00
TESORO CORPORATION             COM              881609101     1189 20520.76 SH       SOLE                                   20520.76
TEXAS INSTRUMENTS INC          COM              882508104    10343 311082.62SH       SOLE                                  311082.62
THERMO ELECTRON CORP           COM              883556102    12523 318425.00SH       SOLE                                  318425.00
TRANSOCEAN INC.                COM              G90078109     9850 134520.00SH       SOLE                                  134520.00
UAP HLDG CORP COM              COM              903441103     2726 127593.80SH       SOLE                                  127593.80
USANA HEALTH SCIENCES          COM              90328m107      657 14750.00 SH       SOLE                                   14750.00
VALERO ENERGY CORP NEW         COM              91913Y100     4266 82901.15 SH       SOLE                                   82901.15
VCA ANTECH INC                 COM              918194101     1565 43400.00 SH       SOLE                                   43400.00
WATSON WYATT WORLDWIDE         COM              942712100      642 15700.00 SH       SOLE                                   15700.00
WYETH                          COM              983024100    14837 291843.42SH       SOLE                                  291843.42
ASIA PACIFIC FUND              COM		044901106      228    11500 SH       SOLE                                      11500
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     2816    29155 SH       SOLE                                      29155
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      708     6385 SH       SOLE                                       6385
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3203    47277 SH       SOLE                                      47277
MORGAN STANLEY ASIA PAC        FU COM           61744U106      812    48320 SH       SOLE                                      48320
STREETTRACKS DJ LARGE VALUE    UNIT SER 1       86330E208      250     3210 SH       SOLE                                       3210